As filed with the Securities and Exchange Commission on March 27, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4840

The Tocqueville Trust
(Exact name of registrant as specified in charter)

The Tocqueville Trust
40 W. 57th Street, 19th Floor
New York, NY 10019
(Address of principal executive offices) (Zip code)

Robert W. Kleinschmidt
The Tocqueville Trust
40 W. 57th Street, 19th Floor
New York, NY 10019
(Name and address of agent for service)

212-698-0800
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  January 31, 2009

Item 1. Schedule of Investments.

The Tocqueville Fund
Schedule of Investments as of January 31, 2009
(Unaudited)

	Shares	Value
COMMON STOCKS - 91.4%
Aerospace & Defense - 1.6%
Boeing Co.	100,000	$4,231,000
Air Freight & Logistics - 1.6%
United Parcel Service, Inc.	100,000	4,249,000
Automobiles - 1.8%
Toyota Motor Corp. - ADR (b)	75,000	4,763,250
Beverages - 2.4%
The Coca-Cola Co.	150,000	6,408,000
Biotechnology - 3.4%
Amgen, Inc. (a)	100,000	5,485,000
Isis Pharmaceuticals, Inc. (a)	250,000	3,532,500
		9,017,500
Building Products - 0.9%
Masco Corp.	300,000	2,346,000
Capital Markets - 0.4%
The Bank of New York Melon Corp.	40,000	1,029,600
Chemicals - 3.1%
EI Du Pont de Nemours & Co.	300,000	6,888,000
W.R. Grace & Co. (a)	250,000	1,442,500
		8,330,500
Commercial Banks - 3.1%
East West Bancorp, Inc.	300,000	2,847,000
Mitsubishi UFJ Financial Group, Inc. - ADR (b)	1,000,000	5,500,000
		8,347,000
Commercial Services & Supplies - 1.5%
Steelcase, Inc.	948,000	4,095,360
Communications Equipment - 6.2%
Cisco Systems, Inc. (a)	524,000	7,844,280
Corning, Inc.	500,000	5,055,000
Nokia OYJ - ADR (b)	300,000	3,681,000
		16,580,280
Computers & Peripherals - 1.0%
EMC Corp. (a)	250,000	2,760,000
Construction Materials - 0.4%
Cemex S.A.B. de C.V. - ADR (a)(b)	119,792	933,180
Containers & Packaging - 1.7%
Sonoco Products Co.	200,000	4,586,000
Diversified Telecommunication Services - 4.5%
Alaska Communications Systems Group, Inc. (c)	701,800	5,860,030
Verizon Communications, Inc.	200,000	5,974,000
		11,834,030
Electric Utilities - 5.1%
FPL Group, Inc.	225,000	11,598,750
PNM Resources, Inc.	200,000	2,008,000
		13,606,750
Energy Equipment & Services - 2.3%
Schlumberger Ltd. (b)	150,000	6,121,500
Food Products - 5.4%
Campbell Soup Co.	200,000	6,074,000
Kraft Foods, Inc.	300,000	8,415,000
		14,489,000
Household Products - 5.4%
Colgate-Palmolive Co.	100,000	6,504,000
Kimberly-Clark Corp.	150,000	7,720,500
		14,224,500
Industrial Conglomerates - 3.6%
3M Co.	75,000	4,034,250
General Electric Co.	450,000	5,458,500
		9,492,750
Internet Software & Services - 1.9%
Google, Inc. (a)	15,000	5,077,950
IT Services - 3.3%
Automatic Data Processing, Inc.	150,000	5,449,500
The Western Union Co.	250,000	3,415,000
		8,864,500
Machinery - 1.8%
Illinois Tool Works, Inc.	150,000	4,899,000
Metals & Mining - 6.8%
Alcoa, Inc.	360,000	2,804,400
Cliffs Natural Resources, Inc.	150,000	3,475,500
Newmont Mining Corp.	300,000	11,934,000
		18,213,900
Multiline Retail - 1.7%
Kohl's Corp. (a)	125,000	4,588,750
Multi-Utilities - 0.4%
Veolia Environnement - ADR (b)	45,000	1,012,950
Oil & Gas - 3.9%
Chesapeake Energy Corp.	100,000	1,581,000
Murphy Oil Corp.	200,000	8,836,000
		10,417,000
Pharmaceuticals - 7.3%
Bristol-Myers Squibb Co.	300,000	6,423,000
Johnson & Johnson	100,000	5,769,000
Pfizer, Inc.	500,000	7,290,000
		19,482,000
Semiconductor & Semiconductor Equipment - 4.5%
Applied Materials, Inc.	500,000	4,685,000
Emcore Corp. (a)	625,000	825,000
Intel Corp.	500,000	6,450,000
		11,960,000
Software - 4.1%
Adobe Systems, Inc. (a)	125,000	2,413,750
Bio-key International, Inc. (a)(d)(e)(f)	47,090	-
Microsoft Corp.	500,000	8,550,000
		10,963,750
Water Supply - 0.3%
Purecycle Corp. (a)	200,000	664,000
TOTAL COMMON STOCKS (Cost $350,048,184)		243,589,000

EXCHANGE-TRADED FUNDS - 4.9%
ProShares Ultra Short Lehman 20+ Year Treasury	150,000	7,170,000
SPDR Gold Trust (a)	30,000	2,739,300
PowerShares DB Crude Oil Double Short (a)	1,200,000	3,216,000
TOTAL EXCHANGE-TRADED FUNDS (Cost $13,154,287)		13,125,300

WARRANTS - 0.0%
Bio-key International, Inc. $1.00 exercise price, expires 4/14/09 (a)(e)	262,500	-
Emcore Corp. $15.06 exercise price, expires 2/19/13 (a)(e)	39,375	-
Raytheon Co. $37.50 exercise price, expires 06/16/11 (a)	1,581	24,063
TOTAL WARRANTS (Cost $0)		24,063
	Principal
	Amount
CORPORATE BONDS - 1.1%
Paper & Forest Products - 1.1%
Weyerhaeuser Co.
6.750%, 03/15/2012	$3,000,000	2,836,773
TOTAL CORPORATE BONDS (Cost $2,621,647)		2,836,773

Total Investments (Cost $365,824,118) - 97.4%		259,575,136
Other Assets in Excess of Liabilities - 2.6%		6,863,330
TOTAL NET ASSETS - 100.0%		$266,438,466

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration was as follows: Finland 1.4%; France 0.4%
Japan 3.9%; Mexico 0.4%; Netherlands Antilles 2.3%
(c)	Affiliated company. See footnote 3.
(d)	Denotes a security is either fully or partially restricted to resale. The aggregate value of restricted securities at January 31, 2009 was $0 which represented 0.0% of net assets.
(e)	Fair valued security. The aggregate value of fair valued securities as of January 31, 2009 was $0 which represented 0.0% of net assets.
(f)	Security is considered illiquid and may be difficult to sell.

The Tocqueville Small Cap Fund
Schedule of Investments as of January 31, 2009
(Unaudited)

	Shares	Value
COMMON STOCKS - 95.8%
Biotechnology - 4.7%
Alkermes, Inc. (a)	81,200	$931,364
Martek Biosciences Corp.	11,200	296,240
		1,227,604
Chemicals - 2.4%
Landec Corp. (a)(b)	49,600	272,800
Symyx Technologies (a)(b)	74,670	358,416
		631,216
Commercial Services & Supplies - 2.2%
EnergySolutions, Inc.	80,500	361,445
Steelcase, Inc.	51,500	222,480
		583,925
Computer Programming Services - 0.6%
Perficient, Inc. (a)	42,700	166,957
Electrical Equipment - 1.0%
Baldor Electric Co.	17,700	247,977
Electronic Equipment & Instruments - 1.2%
Electro Scientific Industries, Inc. (a)	51,100	322,952
Energy Equipment & Services - 6.9%
Global Industries Ltd. (a)	105,800	365,010
Oceaneering International, Inc. (a)	29,200	1,006,232
Tetra Technologies, Inc. (a)	85,600	444,264
		1,815,506
Food Products - 3.5%
Hain Celestial Group, Inc. (a)	60,500	920,810
Health Care Equipment & Supplies - 14.1%
Analogic Corp.	19,900	497,500
Greatbatch, Inc. (a)	39,000	908,700
ICU Medical, Inc. (a)	8,600	262,386
Thoratec Corp. (a)	29,700	860,409
Wright Medical Group, Inc. (a)	56,000	1,161,440
		3,690,435
Health Care Technology - 5.6%
Allscripts-Misys Healthcare Solutions, Inc.	102,700	864,734
IMS Health, Inc.	41,400	601,128
		1,465,862
Hotels Restaurants & Leisure - 1.2%
Chipotle Mexican Grill, Inc. (a)	7,000	318,640
Household Products - 2.1%
WD-40 Co.	21,500	539,005
Internet & Catalog Retail - 1.3%
1-800-FLOWERS.COM, Inc. (a)(b)	135,700	340,607
Internet Software & Services - 2.7%
RealNetworks, Inc. (a)	162,500	458,250
Valueclick, Inc. (a)	40,700	254,375
		712,625
IT Services - 1.6%
Lionbridge Technologies (a)(b)	228,800	411,840
Life Sciences Tools & Services - 1.1%
Life Technologies Corp. (a)	11,400	290,244
Metals & Mining - 1.7%
Brush Engineered Materials, Inc. (a)	34,700	435,832
Paper & Forest Products - 3.3%
Glatfelter	98,000	853,580
Pharmaceuticals - 6.0%
The Medicines Co. (a)	57,800	739,840
Salix Pharmaceuticals Ltd. (a)(b)	105,400	843,200
		1,583,040
Semiconductor & Semiconductor Equipment - 15.3%
Cymer, Inc. (a)	29,600	603,840
Emcore Corp. (a)	81,500	107,580
FEI Co. (a)	58,450	1,063,790
Kopin Corp. (a)(b)	320,200	505,916
Silicon Image, Inc. (a)	172,200	631,974
Ultratech, Inc. (a)(b)	97,900	1,096,480
		4,009,580
Software - 12.1%
Aspen Technology, Inc. (a)	113,500	760,450
Epicor Software Corp. (a)	124,200	439,668
Fair Isaac Corp.	46,300	588,010
Parametric Technology Corp. (a)	70,700	636,300
TIBCO Software, Inc. (a)	136,400	729,740
		3,154,168
Specialty Retail - 3.3%
Bebe Stores, Inc.	82,700	467,255
Tractor Supply Co. (a)	11,900	401,149
		868,404
Textiles, Apparel & Luxury Goods - 1.9%
Columbia Sportswear Co.	17,500	502,600
TOTAL COMMON STOCKS (Cost $38,912,741)		25,093,409

	Principal
SHORT-TERM INVESTMENTS - 5.2%	Amount
Repurchase Agreement - 5.2%
Repurchase Agreement with U.S. Bank, N.A., 0.01%
dated 1/30/09, due 2/2/09, collateralized by a
Freddie Mac Conventional 15-Year Fixed (Pool #E01424)
valued at $1,382,289. Repurchase proceeds of $1,355,001.
(Cost $1,355,000)	$1,355,000	1,355,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,355,000)		1,355,000

Total Investments (Cost $40,267,741) - 101.0%		26,448,409
Liabilities in Excess of Other Assets - (1.0)%		(264,084)
TOTAL NET ASSETS - 100.0%		$26,184,325

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Affiliated company. See footnote 3.

The Tocqueville International Value Fund
Schedule of Investments as of January 31, 2009
(Unaudited)

	Shares	Value
COMMON STOCKS - 90.0%
Australia - 1.2%
BHP Billiton Ltd. - ADR	30,000	$1,126,200
Belgium - 0.9%
Solvay SA	5,000	353,183
Umicore	25,000	464,735
		817,918
Brazil - 2.9%
Cia Vale do Rio Doce - ADR	82,500	1,164,075
Petroleo Brasileiro SA - ADR	60,000	1,572,000
		2,736,075
Finland - 2.1%
Nokia OYJ - ADR	160,000	1,963,200
France - 16.6%
Cie de Saint-Gobain	43,500	1,469,492
M6-Metropole Television	160,000	2,590,500
Manitou BF SA	69,156	555,195
Sanofi-Aventis SA	60,000	3,374,580
Total SA - ADR	45,000	2,240,100
Veolia Environnement	54,300	1,221,900
Veolia Environnement - ADR	50,000	1,125,500
Vivendi	125,000	3,220,065
		15,797,332
Germany - 3.3%
Siemens AG - ADR	35,000	1,962,100
Wacker Construction Equipment AG	170,000	1,210,228
		3,172,328
Indonesia - 1.3%
Telekomunikasi Indonesia Tbk PT - ADR	58,000	1,270,780
Ireland - 4.7%
DCC PLC	153,105	2,257,244
Experian PLC	354,413	2,205,744
		4,462,988
Italy - 2.4%
C.I.R. - Compagnie Industriali Riunite SpA	1,500,000	1,499,629
Interpump SpA	178,828	730,695
		2,230,324
Japan - 23.7%
Amada Co. Ltd.	170,000	812,441
Bridgestone Corp.	70,000	889,833
Canon, Inc. - ADR	80,000	2,156,800
Fanuc Ltd.	20,000	1,185,262
Hitachi Ltd.	407,000	1,241,454
Kyoto Kimono Yuzen Co. Ltd.	360,000	2,555,663
MISUMI Group, Inc.	92,500	1,050,851
Mitsubishi UFJ Financial Group, Inc. - ADR	377,500	2,076,250
Nippon Express Co. Ltd.	625,500	2,238,891
Omron Corp.	162,000	1,929,390
Panasonic Corp. - ADR	165,000	1,976,700
SMC Corp.	24,000	2,139,852
Toyota Motor Corp. - ADR	37,000	2,349,870
		22,603,257
Luxembourg - 0.9%
ArcelorMittal - ADR	40,000	902,800
Mexico - 3.1%
Fomento Economico Mexicano S.A.B. de C.V. - ADR	103,500	2,913,525
Netherland Antilles - 1.9%
Schlumberger Ltd.	45,000	1,836,450
Netherlands - 4.4%
Nutreco Holding NV	30,000	985,579
Unilever NV - ADR	147,500	3,240,575
		4,226,154
Singapore - 1.3%
GP Industries Ltd.	7,788,241	1,263,990
Spain - 1.3%
Sol Melia SA	245,000	1,234,558
Switzerland - 6.3%
ABB Ltd. - ADR	75,000	978,750
Kudelski SA	170,000	1,580,291
Nestle SA	71,000	2,453,711
UBS AG (a)	81,834	1,018,833
		6,031,585
Thailand - 1.3%
BEC World PCL	2,365,100	1,266,018
United Kingdom - 4.9%
Bodycote PLC	240,987	422,709
BP PLC - ADR	28,000	1,189,160
Cadbury PLC	192,800	1,547,592
Invensys PLC (a)	687,400	1,531,833
		4,691,294
United States - 5.5%
Freeport-McMoRan Copper & Gold, Inc.	30,000	754,200
Newmont Mining Corp.	70,000	2,784,600
NII Holdings, Inc. (a)	90,000	1,746,000
		5,284,800
TOTAL COMMON STOCKS (Cost $130,335,676)		85,831,576
	Principal
	Amount	Value
CONVERTIBLE BONDS - 2.4%
Luxembourg - 2.4%
Kloeckner & Co Finance International S.A.
1.500%, 07/27/2012	$3,050,000	2,253,300
TOTAL CONVERTIBLE BONDS (Cost $2,368,158)		2,253,300

SHORT TERM INVESTMENTS - 1.7%
Repurchase Agreement - 1.7%
Repurchase Agreement with U.S. Bank, N.A., 0.01%
dated 1/30/09, due 2/2/09, collateralized by:
Fannie Mae Conventional Level Pay 15 Year Fixed
(Pool #G01505) valued at $1,678,227.
Repurchase proceeds of $1,645,001.
(Cost $1,645,000)	1,645,000	1,645,000
TOTAL SHORT TERM INVESTMENTS (Cost $1,645,000)		1,645,000

Total Investments (Cost $134,348,834) - 94.1%		89,729,876
Other Assets in Excess of Liabilities - 5.9%		5,644,369
TOTAL NET ASSETS - 100.0%		$95,374,245

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.

The Tocqueville Gold Fund
Schedule of Investments as of January 31, 2009
(Unaudited)

	Shares	Value
COMMON STOCKS - 83.6%
Financial Services - 0.5%
Endeavour Financial Corporation (a)	2,000,000	$2,593,272
Gold & Gold Related - 78.1%
Agnico-Eagle Mines Ltd. - ADR (b)	252,000	13,366,080
Alamos Gold, Inc. (a)(b)	2,615,100	16,804,883
Andean Resources Ltd. (a)(b)	15,771,500	13,228,014
Aquiline Resources, Inc. (a)(b)	1,333,333	2,935,779
Banro Corp. (a)(b)	631,400	1,019,508
Centamin Egypt Ltd. (a)(b)	7,830,000	4,686,951
Cia de Minas Buenaventura SA - ADR (b)	853,600	16,081,824
Comaplex Minerals Corp. (a)(b)(c)(f)	2,839,000	7,663,274
Detour Gold Corporation (a)(b)	280,000	2,027,645
Eldorado Gold Corporation Ltd. - ADR (a)(b)	1,726,800	13,518,679
Eldorado Gold Corp. (a)(b)	300,000	2,348,624
Electrum Ltd. (a)(d)(e)(f)	2,095,552	11,735,091
European Goldfields Ltd. (a)(b)	4,035,500	10,366,422
Franco Nevada Corp. (b)	1,435,900	29,801,146
Gold Fields Ltd. (b)	166,249	1,765,342
Gold Fields Ltd. - ADR (b)	1,211,500	12,732,865
Gold Resource Corp. (a)(c)	2,300,797	9,617,331
Goldcorp, Inc. - ADR (b)	1,268,050	37,496,239
Govi High Power Exploration Co. (a)(d)(e)(f)	1,750,000	3,428,775
Govi Ex Ip Holdings (a)(d)(e)(f)	1,750,000	71,225
Great Basin Gold Ltd. (a)(b)	1,864,137	2,508,319
Harmony Gold Mining Co., Ltd. (a)(b)	1	12
IAMGOLD Corp. (a)(b)	2,918,700	19,993,541
International Tower Hill Mines Ltd. (a)(b)(c)	1,493,100	3,360,617
Ivanhoe Australia (a)(b)	6,464,000	1,642,892
Ivanhoe Mines Ltd (a)(b)	4,467,000	12,312,710
Kinross Gold Corp. - ADR (b)	899,700	15,906,696
Kinross Gold Corp. (a)(b)	239,652	4,246,800
Minefinders Corp. (a)(b)	1,041,000	4,669,113
New Gold, Inc. (a)(b)	3,478,200	7,374,777
Newmont Mining Corp.	789,800	31,418,244
Orezone Resources, Inc. (a)(b)(c)	17,163,700	9,937,800
Osisko Exploration Ltd. (a)(b)	4,270,000	18,142,059
Randgold Resources Ltd. - ADR (b)	1,238,200	55,050,372
Red Back Mining, Inc. (a)(b)	1,245,000	8,000,489
Royal Gold, Inc.	547,765	26,336,541
SEMAFO, Inc. (a)(b)	4,900,000	7,592,253
Sino Gold Mining Ltd. (a)(b)	3,333,700	10,506,447
Troy Resources Nl Npv (a)(b)	27,500	19,735
Wesdome Gold Mines Ltd. (a)(b)	914,200	730,615
Witwatersrand Consolidated Gold Resources Ltd. (a)(b)	335,000	1,181,484
Yukon-Nevada Gold Corp. (a)(b)(c)	8,350,000	340,469
		451,967,682
Precious Metals & Related - 5.0%
Brilliant Mining Corp. (a)(b)	937,500	152,905
Ivanhoe Nickel & Platinum Ltd. (a)(b)(d)(e)(f)	533,333	2,933,332
Nevada Copper Corp. (a)(b)(c)	1,000,000	212,029
Pan American Silver Corp. (a)(b)	61,536	1,123,581
Pan American Silver Corp. - ADR (a)(b)	500,000	9,095,000
Silver Wheaton Corp. (a)(b)	1,687,400	11,036,043
Silverstone Resources Corp. (a)(b)(c)	6,635,000	4,382,752
		28,935,642
TOTAL COMMON STOCKS (Cost $500,469,651)		483,496,596
	Ounces
GOLD BULLION - 15.7%
Gold Bullion (a)	98,032	90,958,718
TOTAL GOLD BULLION (Cost $44,609,241)		90,958,718

WARRANTS - 0.4%
Gold & Gold Related - 0.4%	Shares
Great Basin Gold Ltd.
Expires 4/19/09, Excercise Price: CAD $3.50 (b)	500,000	8,155
Kinross Gold Corp Warrants
Expires 9/03/13, Excercise Price: CAD $32.00 (b)	108,032	458,117
Minefinders Corp Warrants
Expires 5/10/09, Excercise Price: CAD $5.00 (b)(e)	125,000	33,130
Osisko Exploration Ltd.
Expires 5/10/09, Excercise Price: CA $2.00 (b)(e)	1,155,000	1,989,755
U.S. Gold Corp.
Expires 2/22/11, Excercise Price: $10.00 (a)	111,500	22,732
Yukon-Nevada Gold Corp.
Expires 5/30/12, Excercise Price: CAD $3.00 (b)(c)(e)	4,175,000	-
		2,511,889
TOTAL WARRANTS (Cost $1,314,861)		2,511,889
	Principal
SHORT TERM INVESTMENTS - 0.8%	Amount
Repurchase Agreement - 0.8%
Repurchase Agreement with U.S. Bank, N.A., 0.01%
dated 1/30/09, due 2/2/09, collateralized by:
Fannie Mae Conventional 15 Year Fixed
(Pool #E99430) valued at $4,657,465.
Repurchase proceeds of $4,566,004.
(Cost $4,566,000)	$4,566,000	4,566,000
TOTAL SHORT TERM INVESTMENTS (Cost $4,566,000)

Total Investments (Cost $550,959,753) - 100.5%		581,533,203
Liabilities in Excess of Other Assets - (0.5%)		(2,900,691)
TOTAL NET ASSETS - 100.0%		$578,632,512

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Foreign issued security. Foreign concentration was as follows: Australia 5.2%; Canada 49.1%;
Peru 2.8%; South Africa 2.7%; United Kingdom 9.5%.
(c)	Affiliated issuer. See footnote 3 to the Schedule of Investments.
(d)	Denotes a security is either fully or partialy restricted to resale. The aggregate value at
January 31, 2009 was $18,168,423 which represented 3.1% of net assests.
(e)	Fair valued security. The aggregate value of fair valued securities as of January 31, 2009 was $20,191,308 which represented 3.5% of net assets.
(f)	Security is considered illiquid and may be difficult to sell.

The Tocqueville Trust
Notes to Schedule of Investments
January 31, 2009 (Unaudited)

1)	Federal Tax Information

The cost basis of investments for federal income tax purposes at January 31, 2009 for The Tocqueville Fund, The Tocqueville Small Cap Fund, The Tocqueville International Value Fund, and The Tocqueville Gold Fund (collectively the "Funds"), were as follows*:

	The Tocqueville Fund	The Tocqueville Small Cap Fund	The Tocqueville International Value Fund	The Tocqueville Gold Fund
Cost of Investments	$365,824,118	$40,267,741	$134,348,834	$550,959,753
Gross unrealized appreciation	$7,820,138	$633,687	$1,276,702	$169,328,806
Gross unrealized depreciation	(114,069,120)	(14,453,019)	(45,895,660)	(138,755,356)
Net unrealized appreciation (depreciation)	$(106,248,982)	$(13,819,332)	$(44,618,958)	$30,573,450

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

2)	Significant Accounting Policies - SFAS 157

The Funds adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), effective with the beginning of the Funds' fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

The following is a summary of the inputs used, as of January 31, 2009, involving the Funds' assets carried at value.  The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Description	Level 1	Level 2	Level 3	Total

Investments in Securities
The Tocqueville Fund	$256,738,363	$2,836,773	$-	$259,575,136
The Tocqueville Small Cap Fund	26,448,409	-	-	26,448,409
The Tocqueville International Value Fund	87,476,576	2,253,300	-	89,729,876
The Tocqueville Gold Fund	377,702,952	185,661,828	18,168,423	581,533,203

Below is a reconciliation that details the activity of securities in Level 3 since the adoption of the pronouncement on November 1, 2008 to January 31, 2009:

	The Tocqueville Fund	The Tocqueville Small Cap Fund	The Tocqueville International Value Fund	The Tocqueville Gold Fund
Beginning Balance - November 1, 2008	$-	$-	$-	$14,186,763
Net purchases/(sales)	-	-	-	5,867,546
Realized gains/(losses)	-	-	-	-
Change in unrealized appreciation (depreciation)	-	-	-	(1,885,886)
Transfers in/(out) of level 3	-	-	-	-
Ending Balance - January 31, 2009	$-	$-	$-	$18,168,423

3. TRANSACTIONS WITH AFFILIATES
The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from November 1, 2008 through January 31, 2009.  As defined in Section (2)(a)(3) of the Investment oCompany Act of 1940; such issues are:

The Tocqueville Fund
	Share Balance			Share Balance	Dividend	Realized	Value at
Issuer Name	at Nov. 1, 2008	Additions	Reductions	Jan. 31, 2009	Income	Gain/(Loss)	Jan. 31, 2009
Alaska Communication Systems Group, Inc.	750,000	-	(48,200)	701,800	$161,250	$(89,096.00)	$5,860,030
Emcore Corp. (a)	625,000	-	-	625,000	-	-	825,000
Emcore Corp. Warrants (a)	39,375	-	-	39,375	-	-	-
					$161,250	$(89,096.00)	$6,685,030

The Tocqueville Small Cap Fund
	Share Balance			Share Balance	Dividend	Realized	Value at
Issuer Name	at Nov. 1, 2008	Additions	Reductions	Jan. 31, 2009	Income	Gain/(Loss)	Jan. 31, 2009
1-800 Flowers.com, Inc.	157,800	-	(22,100)	135,700	$-	$(126,668)	$340,607
Emcore Corp. (a)	195,400	-	(113,900)	81,500	-	(1,260,847)	107,580
Kopin Corp.	372,500	-	(52,300)	320,200	-	(94,429)	505,916
Landec Corp.	57,800	-	(8,200)	49,600	-	(23,437)	272,800
LionBridge Technologies, Inc.	266,100	-	(37,300)	228,800	-	(91,801)	411,840
Salix Pharmaceuticals, Ltd.	170,100		(64,700)	105,400	-	(315,911)	843,200
Symyx Technologies	61,900	13,070	(300)	74,670	-	(1,199)	358,416
Ultratech, Inc.	95,700	19,700	(17,500)	97,900	-	(41,332)	1,096,480
					$-	$(1,955,624)	$3,936,839

The Tocqueville Gold Fund
	Share Balance			Share Balance	Dividend	Realized	Value at
Issuer Name	at Nov. 1, 2008	Additions	Reductions	Jan. 31, 2009	Income	Gain/(Loss)	Jan. 31, 2009
Comaplex Minerals Corp.	2,839,000	-	-	2,839,000	$-	$-	7,663,274
Euro Resources S.A. (a)	2,900,000	-	(2,900,000)	-	-	128,386	-
Gold Resource Corp.	2,300,797	-	-	2,300,797	-	-	9,617,331
International Tower Hill Mines Ltd.	-	1,493,100	-	1,493,100	-	-	3,360,617
Nevada Copper Corp.	1,000,000	-	-	1,000,000	-	-	212,029
Orezone Resources, Inc.	17,163,700	-	-	17,163,700	-	-	9,937,800
Silverstone Resources Corp.	6,635,000	-	-	6,635,000	-	-	4,382,752
Troy Resources Nl (a)	2,911,624	-	(2,911,624)	-	-	(3,946,639)	-
Troy Resources Nl Npv (a)	100,000	27,500	(100,000)	27,500	-	(215,909)	19,735
Yukon-Nevada Gold Corp.	8,350,000	-	-	8,350,000	-	-	340,469
Yukon-Nevada Gold Corp. Warrants	4,175,000	-	-	4,175,000	-	-	-
					$-	$(4,034,162)	$35,534,007
(a) Security is no longer an affiliated company at January 31, 2009.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Tocqueville Trust

By (Signature and Title) /s/ Robert W. Kleinschmidt
                                                                 Robert W. Kleinschmidt, President

Date  March 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Robert W. Kleinschmidt
                                                                    Robert W. Kleinschmidt, President

Date  March 24, 2009

By (Signature and Title)* /s/ Steven J. Tyrrell
                                                   Steven J. Tyrrell, Treasurer

Date  March 24, 2009

* Print the name and title of each signing officer under his or her signature.